Accounts Payable - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable [Abstract]
Creditors	$ 10,602	$ 6,266
Brokers	2,567	2,049
Professional and legal fees	2,186	4,306
Total accounts payable	$ 15,355	$ 12,621